Stock-based Compensation - Summary of Non-employee restricted stock activity (Details) - Share-based Payment Arrangement, Nonemployee [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of December 31, 2019	1,999	17,218	37,989
Granted			2,800
Forfeited			(625)
Vested	(1,375)	(15,219)	(22,946)
Outstanding as of September 30, 2020	624	1,999	17,218
Outstanding as of December 31, 2019	$ 17.61	$ 1.46	$ 0.05
Granted			13.75
Forfeited			0.05
Vested	17.61	17.61	0.64
Outstanding as of September 30, 2020	$ 17.61	$ 17.61	$ 1.46